Related Party Transactions	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

14.  Related Party Transactions

General Motors

The Company is party to a (i) Data Sharing Agreement, dated December 21, 2018 (see Note 4), (ii) Advanced Subscription Agreement, dated December 13, 2019 (see Note 8) and (iii) Convertible Loan Agreement, dated July 21, 2020 (see Note 9), with GM. GM currently holds more than 5.0% of the Company’s equity.

Pursuant to the terms of the Data Sharing Agreement, the Company and GM share fees with respect to data licenses that support the opportunities for licensing of connected vehicle data. During the three and nine months ended September 30, 2021 and 2020, the Company recorded $0.8 million, $2.5 million, $0.6 million and $1.6 million, respectively, as a reduction to revenue, net on the condensed consolidated statements of operations and comprehensive loss for revenue sharing amounts owed to GM.

Pursuant to the terms of a Facility Agreement dated February 21, 2020 and amended on July 21, 2020, GM loaned $10.0 million to the Company in 2020, at an interest rate of 12.0%. The initial term of the Facility Agreement was three months. In July 2020, the Company had a debt restructuring that modified the facility to extend the term until December 31, 2021. In April 2021, the Company repaid its outstanding debt balance and fees of $10.8 million owed to GM. As of December 31, 2020, the loan principal was recorded to debt to related parties on the condensed consolidated balance sheets and accrued interest of $1.0 million was recorded to accrued expenses and other current liabilities. Interest expense of nil, $0.4 million, $0.3 million, and $0.7 million was recorded to interest expense on the condensed consolidated statements of operations and comprehensive loss during the three and nine months ended September 30, 2021 and 2020, respectively.

In April 2021, as part of the Convertible Loan Agreement (see Note 9), the Company issued additional convertible loans to GM in the sum of £3.5 million ($4.8 million) through the settlement of accounts payable of $2.9 million and recognition of prepayment of $1.9 million. The convertible loans issued in April 2021 have the same terms as the Loans issued during the year ended December 31, 2020 (see Note 9).

As of September 30, 2021, the Company had $1.1 million, recorded to prepaid and other current assets on the condensed consolidated balance sheets for future amounts of revenue share that will be owed to GM. As of December 31, 2020, the Company had $2.4 million, recorded to accounts payable on the condensed consolidated balance sheets for amounts owed to GM.

Chief Executive Officer

The Chief Executive Officer (“CEO”) of the Company currently holds more than 5.0% of the Company’s equity. The CEO also serves as an executive director of another company that entered into a service agreement with the Company, dated March 20, 2020, under which the company agreed to provide certain proof of concept analysis and autonomous vehicle simulation services to the Company. The Company recognized nil and $0.6 million of expenses for the three and nine months ended September 30, 2021, respectively and $0.3 million for both the three and nine months ended September 30, 2020 for professional and capital raising services rendered on behalf of the Company.

Chairman of the Board of Directors

The Chairman of the Board of Directors of the Company holds more than 5.0% of the Company’s equity as of September 30, 2021.

The Chairman of the Board of Directors also serves as a non-employee director of two other companies. The Company and one of the companies entered into two service agreements dated February 12, 2020 and December 1, 2020 under which the company agreed to provide certain consulting and related services to the Company, which services were not provided by the Chairman. Pursuant to the terms of the agreement, the Company recognized the $0.2 million and $0.4 million in fees during the three and nine months ended September 30, 2021 for professional services rendered by the company, respectively.

The Company and the Chairman of the Board of Directors entered into a Letter of Appointment, dated November 21, 2017 and an additional Letter of Appointment, dated December 1, 2017 (the “Letters of Appointment”), pursuant to which, the Chairman provided services to the Company. No payments were made to the Chairman of the Board of Directors in connection with the Letters of Appointment during the nine months ended September 30, 2021 and 2020. Upon completion of the business combination (see Note 15), these letters of appointment and the related consulting services were terminated.

Director of the Board of Directors

A Director on the Board of Directors of the Company currently holds more than 5.0% of the Company’s equity as of September 30, 2021. Another company that is controlled by such director, entered into a Consultancy Agreement, dated May 12, 2016, under which such director provides certain consulting and related services to the Company. Pursuant to the terms of the Consultancy Agreement, the Company recognized $0.2 million and $0.9 million of expenses for the three and nine months ended September 30, 2021, respectively and  $0.3 million and $0.5 million of expenses during the three and nine months ended September 30, 2020, respectively, for professional and capital raising services rendered on behalf of the Company. Upon completion of the business combination (see Note 15), this agreement was effectively terminated.

18.  Related Party Transactions

General Motors

The Company is party to a (i) Data Sharing Agreement, dated December 21, 2018 (see Note 7), (ii) Advanced Subscription Agreement, dated December 13, 2019 (see Note 11) and (iii) Convertible Loan Agreement, dated July 21, 2020 (see Note 19), with General Motors. General Motors currently holds more than 5.0% of the Company’s equity.

Pursuant to the terms of the Data Sharing Agreement, the Company and General Motors share fees with respect to data licenses that support the opportunities for licensing of connected vehicle data. During the years ended December 31, 2020 and 2019, the

Company recorded $2.4 million and $0.5 million, respectively, as a reduction to revenue, net on the consolidated statements of operations and comprehensive loss for revenue sharing amounts owed to General Motors.

Pursuant to the terms of the Advanced Subscription Agreement, General Motors invested an advance of $3.5 million in December 2019 to fund the Company’s next round of capital raising.

Pursuant to the terms of a Facility Agreement dated February 21, 2020 and amended on July 21, 2020, General Motors loaned $10.0 million to the Company in 2020, at interest rate of 12.0%. The initial term of the Facility Agreement was three months. In July 2020, the Company had a troubled debt restructuring that modified the facility to extend the term until December 31, 2021. The Company expensed $0.3 million of legal fees related to the modification during the year ended December 31, 2020. As of December 31, 2020, the loan principal was recorded to debt to related parties on the consolidated balance sheets and accrued interest of $1.0 million was recorded to accrued expenses and other current liabilities. The interest expense was recorded to interest expense on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

As of December 31, 2020 and 2019, the Company had $2.8 million and $0.4 million, respectively, recorded to accounts payable on the consolidated balance sheets for amounts owed to General Motors.

Chief Executive Officer

The Chief Executive Officer (“CEO”) of Wejo currently holds more than 5.0% of Wejo’s equity. The CEO also serves as a director of another company that entered into a service agreement with Wejo, dated March 20, 2020, under which the company agreed to provide certain proof of concept analysis and autonomous vehicle simulation services to Wejo.

Chairman of the Board of Directors

The Chairman of the Board of Directors of Wejo currently holds more than 5.0% of Wejo’s equity. The Chairman of the Board of Directors also serves as a director of two other companies. Wejo and one of the companies entered into two service agreements dated February 12, 2020 and December 1, 2020 under which the company agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the agreement, Wejo paid the company $0.3 million in fees during the year ended December 31, 2020 for professional services rendered by the company.

Wejo and the Chairman of the Board of Directors entered into a Letter of Appointment, dated November 21, 2017 and an additional Letter of Appointment, dated December 1, 2017 (the “Letters of Appointment”). Pursuant to the Letters of Appointment, the Chairman of the Board of Directors agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the Letters of Appointment, the Chairman of the Board of Directors received $0.1 million and less than $0.1 million during the years ended December 31, 2020 and 2019, respectively, for professional and advisory services.

Director on the Board of Directors

A director on the Board of Directors of Wejo currently holds more than 5.0% of Wejo’s equity. A director on the Board of Directors also serves as a director of another company. Wejo and the other company entered into a Consultancy Agreement, dated September 23, 2015, under which the company agreed to provide certain consulting and related services to Wejo. Pursuant to the terms of the Consultancy Agreement, the director received $0.6 million and $0.2 million in fees in the years-ended December 31, 2020 and 2019, respectively, for professional and capital raising services rendered on behalf of the company.

Director Loans

As of December 31, 2020 and 2019, the Company’s debt from related parties on the consolidated balances sheets included $0.1 million and $0.2 million, respectively, owed to two directors of the Company.

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On August 28, 2020 the Sponsor purchased 3,450,000 shares of Class B common stock valued at $25,000, or approximately $0.007 per share, by paying certain deferred offering cost on behalf of the company. On December 28, 2020, the Company effected a dividend of 0.5 of a share of Class B common stock for each share of Class B common stock, resulting in 5,175,000 shares outstanding (See Note 7). On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each share of Class B common stock outstanding (Note 8), resulting in our Sponsor holding an aggregate of 5,750,000 founder shares (See Note 7). All shares and per share amounts have been restated. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full.

The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier to occur of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On September 2, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of this offering. This loan is non-interest bearing, unsecured and due on the earlier of (a) March 31, 2021 (b) the closing of this offering. The loan will be repaid upon the closing of this offering out of the offering proceeds not held in the trust account.

As of December 31, 2020, the Company had borrowed an aggregate of $92,766 to fund expenses in connection with the offering.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. At December 31, 2020, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company has agreed to pay its Sponsor, commencing on the date of this prospectus, a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees.

Note 6 — Related Party Transactions

Founder Shares

On August 28, 2020 the Sponsor purchased 3,450,000 shares of Class B common stock (the “Founder Shares”) valued at $25,000, or approximately $0.007 per share, by paying certain deferred offering cost on behalf of the company. On December 28, 2020, the Company effected a dividend of 0.5 of a share of Class B common stock for each Founder Share of Class B common stock, resulting in 5,175,000 shares outstanding. On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each Founder Share of Class B common stock outstanding, resulting in our Sponsor holding an aggregate of 5,750,000 founder shares including 750,000 Founder Shares that are subject to forfeiture for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On January 26, 2021, the underwriter exercised the full over-allotment option and therefore the 750,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination. Notwithstanding the foregoing, if the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the converted Class A common stock will be released from the lock-up.

Promissory Note — Related Party

On September 2, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and due on the earlier of (a) March 31, 2021 or (b) the closing of the IPO. The loan was repaid in full at the IPO on January 26, 2021. As of September 30, 2021 and December 31, 2020, the balance in the promissory was $0 and $92,766, respectively.

Administrative Support Agreement

Commencing on January 21, 2021, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space and administrative support services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, the Company had incurred and recorded $30,000 and $83,226, respectively, of administrative support expense, which is accrued as payable to the Sponsor.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2021 and December 31, 2020, no working capital loans have been issued.